Note 10 - Stock-Based Compensation Plans	6 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Note 10 - Stock-Based Compensation Plans

Note 10 – Stock-Based Compensation Plans

The Company entered consulting agreements to issue common stock and options to purchase common stock, and recorded the applicable non-cash expense in accordance with the authoritative guidance of the Financial Accounting Standards Board. For the six month periods ended October 31, 2016 and October 31, 2015, the Company recorded $76,496 and $126,496, respectively, in stock-based compensation expense. As of October 31, 2016, there was $76,496 of prepaid stock-based compensation expense.